SUBSEQUENT EVENTS - Additional Information (Details) kr / shares in Units, $ / shares in Units, kr in Millions		1 Months Ended				3 Months Ended	12 Months Ended			37 Months Ended
	Feb. 16, 2021 USD ($)	Feb. 28, 2021 USD ($) vessel $ / shares shares	Jan. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	May 31, 2019 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Feb. 28, 2021 NOK (kr) shares	Feb. 28, 2021 USD ($) vessel $ / shares shares	Feb. 28, 2021 vessel kr / shares shares	Nov. 30, 2020 USD ($)	Dec. 31, 2018 USD ($) $ / shares	Sep. 30, 2018 $ / shares	Jun. 30, 2018 $ / shares
Subsequent Event [Line Items]
Loan repayments					$ 222,100,000		$ 390,138,000	$ 621,235,000
Long term debt				$ 1,045,483,000			$ 1,045,483,000	$ 1,113,870,000						$ 1,349,042,000
Debt assumed									$ 285,200,000
Share capital, shares issued (in shares) | shares				144,272,697			144,272,697	144,272,697
Share capital, par value (in dollars per share) | $ / shares				$ 0.05			$ 0.05	$ 0.05						$ 0.05	$ 0.05	$ 0.05
Loan And Revolving Facility $304.4Million [Member]
Subsequent Event [Line Items]
Principal amount				$ 304,000,000.0			$ 304,000,000.0						$ 304,000,000.0
Golden Shea [Member]
Subsequent Event [Line Items]
Cash consideration				$ 9,600,000			$ 9,600,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Share capital, shares issued (in shares) | shares		198,480,244									198,480,244	198,480,244
Share capital, par value (in dollars per share) | $ / shares		$ 0.05									$ 0.05
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Consideration received on sale of stock										kr 2,873	$ 338,000,000
Shares issued (in shares) | shares										54,207,547	54,207,547
Sale of stock, price (nok per share) | kr / shares												kr 53.00
Subsequent Event [Member] | Private Placement [Member] | Hemen Holdings Ltd [Member]
Subsequent Event [Line Items]
Consideration received on sale of stock											$ 169,000,000
Shares issued (in shares) | shares										27,103,773	27,103,773
Subsequent Event [Member] | Hemen Holdings Ltd [Member]
Subsequent Event [Line Items]
Tenor period		18 months
Tenor period		17 years									17 years	17 years
Subsequent Event [Member] | Hemen Holdings Ltd [Member] | Dry Bulk Carriers [Member]
Subsequent Event [Line Items]
Number of vessels under heads of agreement | vessel		18									18	18
Consideration		$ 752,000,000
Equity capital		338,000,000
Debt assumed		$ 414,000,000
Subsequent Event [Member] | Hemen Holdings Ltd [Member] | Dry Bulk Carriers [Member] | London Interbank Offered Rate (LIBOR) [Member]
Subsequent Event [Line Items]
Variable interest rate		2.35%
Subsequent Event [Member] | Loan And Revolving Facility $304.4Million [Member]
Subsequent Event [Line Items]
Loan repayments	$ 50,000,000.0
Long term debt	$ 50,000,000.0
Subsequent Event [Member] | Golden Saguenay [Member]
Subsequent Event [Line Items]
Cash consideration			$ 8,400,000
Cash flow from sale of assets			$ 2,900,000
Loss from sale of assets						$ 4,200,000